Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of long-term incentive plan [abstract]
Summary of long-term incentive plan

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Opening balance	53.0	56.6
Charge to income statement	55.8	29.0
Salares Norte project costs capitalised	2.3	1.7
Payments	(32.0)	(32.4)
Translation adjustment	(0.2)	(1.9)
Balance at end of the year[1,2]	78.9	53.0
Current portion of long-term incentive plan	(38.4)	(30.6)
Non-current portion of long-term incentive plan	40.5	22.4
[1]Senior and middle management receive awards under the LTIP. The performance conditions of the LTIP are approved annually by the
Remuneration Committee. Performance conditions are based on the same conditions as the share-based payments plan. The expected timing of the cash outflows in respect of each grant is at the end of three years after the original award was made. The higher charge in 2023 was mainly due to the improved vesting percentages on the absolute and relative Gold Fields share price performance.
[2]The value of instruments granted during the year ended 31 December 2023, 2022 and 2021 were valued using the Monte Carlo simulation model:

Detail of fair value of long term incentive plan

	2023	2022	2021

The inputs to the model for instruments granted during the year were as follows:
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	51.0%	51.0%	42.7%
– expected term (years)	3 years	3 years	3 years
– dividend yield*	n/a	n/a	n/a
– average three-year risk free interest rate (based on US interest rates)	2.6%	2.6%	2.6%
– weighted average fair value (United States dollars)	9.8	10.2	7.8

*There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.